Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 250,000,000 shares of common stock, $0.0001 par value per share plus 5,000,000 shares of preferred stock, par value $0.0001.

At Closing of the Merger on April 14, 2023, 135,808,884 shares of our common stock and 1,000 Series A Preferred Shares were issued to CardioVentures. This includes common stock that was issued to Dr. Frederic Moll and one other accredited investor, who each provided $3,000,000 in interim financing to the Company pending consummation of the Merger. Following the Merger an additional 3,818,028 shares of our common stock were issued to Dr. Frederic Moll per his interim financing agreement with the Company.

As of September 25, 2023, US$16,980,000 in advances that were outstanding under the Line of Credit Note, were converted into 22,945,946 shares issued to Sushruta Pvt Ltd at the conversion price of $0.74 per share.

Holders of common stock are entitled to one vote for each share of common stock.

Avra Medical Robotics, Inc. [Member]
Stockholders' Equity [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 100,000,000 shares of common stock, $0.0001 par value per share plus 5,000,000 shares of preferred stock, par value $0.0001.

During the first quarter 2021, 1,025,00 shares at a value ranging from $0.89-$1.07 per share were issued for services rendered.

During the second quarter 2021, 378,378 shares at a value ranging from $0.89-$1.02 per share were issued for services rendered.

In July, 2021 several holders of stock options elected to exercise their stock options with a cashless exercise provision resulting in the issuance of 629,375 shares of common stock.

During the last quarter 2021, 3,619,817 shares at a value ranging from $0.13-$0.89 per share were issued for services rendered.

On October 1, 2021 the Company issued a total of 174,553 shares of common stock to several consultants.

On October 1, 2021 the Company issued 25,000 shares of common stock to its Chief Medical Officer.

On December 1, 2022, 10,000 shares of restricted common stock are issued for services to Farhan Taghizadeh, per his employment agreement dated September 15, 2020.

Holders are entitled to one vote for each share of common stock. No preferred stock has been issued.